FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS (Financial Impact of Derivative Energy Contracts) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	36 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Term of Contract		3 years
Unrealized Gain (Loss) on Energy Contracts	$ 1
Regulatory Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Net Gain (Loss) Recorded in Regulatory (Assets) Liabilities	$ (18)		$ (6)	$ 1	$ 0	$ 6